Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Summary of Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis

	Fair Value Measurement at December 31, 2020 Using
	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable inputs (Level 3)	Fair Value at December 31, 2020
	RMB	RMB	RMB	RMB	US$
Short-term investments	—	73,022	—	73,022	11,191

Total	—	73,022	—	73,022	11,191